UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281
                                                      --------

                        OPPENHEIMER CHAMPION INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,2                              $         4,517,325    $           67,760
--------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
1.762%, 1/25/29 1                                                                           437,665                91,910
                                                                                                       -------------------
Total Asset-Backed Securities (Cost $3,726,964)                                                                   159,670

--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,151,643)                   1,200,000             1,072,143
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--91.2%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--32.1%
--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10             2,800,000             2,877,000
--------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                      7,000,000             7,070,000
9% Sr. Unsec. Nts., 7/1/15                                                                5,720,000             6,020,300
--------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                 1,800,000             1,791,000
--------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                 4,500,000             4,657,500
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                       650,000               666,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                   4,300,000             4,730,000
--------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                    2,650,000             2,756,000
--------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                               3,900,000             3,432,000
8.25% Sr. Unsec. Nts., 8/1/10                                                             8,600,000             8,428,000
                                                                                                       -------------------
                                                                                                               42,428,050
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                      2,300,000             1,817,000
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                             34,250,000            34,344,462
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                     37,450,000            38,450,627
8% Bonds, 11/1/31                                                                        14,250,000            16,407,464
                                                                                                       -------------------
                                                                                                               91,019,553
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                               3,875,000             4,049,375
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr.
Sub. Nts., 6/1/16 3                                                                       3,960,000             4,207,500
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.0%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                    3,500,000             3,591,875
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                             3,200,000             3,360,000
--------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                           5,900,000             6,195,000
--------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14 3                                          1,145,000             1,159,313
--------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                                7,240,000             7,113,300
--------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                        4,063,000             4,230,599
--------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3                       7,685,000             7,223,900
--------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                    3,800,000             3,790,500
8% Sr. Nts., 11/15/13                                                                     2,800,000             2,919,000


                      1 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                            $         7,400,000    $        7,770,000
--------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                           6,750,000             6,750,000
9% Sr. Sub. Nts., 3/15/12                                                                 4,600,000             4,830,000
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                             4,573,000             4,915,975
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                             4,000,000             4,115,000
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                           2,600,000             2,489,500
6.75% Sr. Unsec. Nts., 4/1/13                                                             2,195,000             2,156,588
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      12,300,000            12,822,750
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                        3,000,000             3,052,500
--------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                      2,490,000             2,483,775
6.375% Sr. Sub. Nts., 7/15/09                                                             3,400,000             3,417,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                      3,485,000             3,511,138
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                      1,700,000             1,731,875
8% Sr. Sub. Nts., 4/1/12                                                                  8,650,000             9,050,063
--------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                               4,950,000             4,974,750
--------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                             6,700,000             7,018,250
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                      4,300,000             4,316,125
--------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                          780,000               768,300
6.875% Sr. Sub. Nts., 12/1/11                                                             1,100,000             1,113,750
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        13,400,000            13,601,000
--------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 3                                     3,285,000             3,613,500
--------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,4                                            3,900,000                    --
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                                   5,043,000             4,702,598
9.75% Sr. Nts., 4/15/13                                                                   3,400,000             3,208,750
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                        9,550,000             8,535,313
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                       2,475,000             2,233,688
--------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                8,450,000             8,450,000
--------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                         5,400,000             5,811,750
--------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                          5,400,000             5,427,000
--------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                    13,500,000            13,483,125
                                                                                                       -------------------
                                                                                                              195,937,550
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                           1,700,000             1,674,500
8.375% Sr. Nts., 4/15/12                                                                  6,100,000             6,298,250
--------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                           1,400,000             1,545,960
--------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                                   1,700,000             1,657,500
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                       4,750,000             4,761,875
8.875% Sr. Sub. Nts., 4/1/12                                                              3,100,000             3,162,000
--------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                            4,300,000             4,489,269
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                       3,950,000             4,073,438


                      2 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                            $         1,700,000   $         1,623,500
--------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                          1,360,000             1,428,000
--------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                                      3,400,000             3,187,500
7.75% Sr. Nts., 3/15/13                                                                   1,300,000             1,296,750
9.25% Sr. Sub. Nts., 4/15/12                                                              3,200,000             3,288,000
--------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  3,250,000             3,363,750
--------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                       3,300,000             3,159,750
--------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                         7,400,000             7,085,500
                                                                                                       -------------------
                                                                                                               52,095,542
--------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                    6,805,000             6,805,000
--------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                 1,455,000             1,429,538
                                                                                                       -------------------
                                                                                                                8,234,538
--------------------------------------------------------------------------------------------------------------------------
MEDIA--15.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4                                                          1,740,000             1,579,050
8.125% Sr. Nts., Series B, 7/15/03 4                                                      4,020,000             3,708,450
8.375% Sr. Nts., Series B, 2/1/08 4                                                       2,700,000             2,490,750
9.875% Sr. Nts., Series B, 3/1/07 4                                                       2,200,000             2,029,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4                                                    2,500,000             2,387,500
10.875% Sr. Unsec. Nts., 10/1/10 4                                                        4,200,000             3,874,500
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       3,600,000             3,654,000
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                           5,400,000             5,386,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                        2,108,000             2,126,445
--------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                      6,900,000             6,330,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                             6,150,000             5,973,188
--------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                                    3,350,000             3,358,375
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                          11,650,000            12,247,063
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                 9,835,000            10,314,456
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                         13,650,000            14,315,438
--------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                       3,200,000             3,408,000
--------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                12,900,000            11,142,375
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                          5,900,000             5,774,625
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                           3,615,000             3,700,856
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                  6,500,000             6,825,000
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                   4,300,000             4,488,125
9.875% Sr. Sub. Nts., 8/15/13                                                             9,529,000            10,434,255
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                                                       1,100,000               987,250
0%/9% Unsec. Disc. Nts., 11/15/13 5                                                       4,200,000             3,769,500


                      3 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
8% Unsec. Nts., 11/15/13                                                        $        16,325,000    $       16,896,375
--------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                           5,400,000             5,204,250
8.375% Sr. Unsec. Nts., 3/15/13                                                           9,900,000            10,345,500
--------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                          16,800,000            16,422,000
7% Sr. Unsec. Nts., 10/1/13                                                               3,380,000             3,392,675
7.125% Sr. Unsec. Nts., 2/1/16                                                            3,900,000             3,919,500
--------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts.,
3/1/14                                                                                    3,000,000             3,015,000
--------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10 6                                3,236,000             3,163,190
--------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                      3,500,000             3,670,625
--------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Nts., 11/15/16 1                                                    10,970,000            11,134,550
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                      4,899,000             4,880,629
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                        2,000,000             2,047,500
--------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                        5,055,000             4,840,163
--------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 5                                 10,900,000             9,196,875
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                                        7,730,000             7,865,275
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                                                                  1,270,000             1,292,225
--------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                       3,993,000             4,132,755
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                              6,800,000             5,882,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                      2,500,000             2,275,000
--------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 3,5                                                 6,020,000             4,176,375
10% Sr. Nts., 8/1/14 3                                                                   15,135,000            16,478,231
--------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                   2,075,000             2,202,094
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.624% Sr. Sec. Nts., 1/15/13 2,3                           6,235,000             6,344,113
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                      6,300,000             6,126,750
8.875% Sr. Unsec. Nts., 5/15/11                                                           4,593,000             4,707,825
--------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                                   2,405,000             2,314,813
--------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                               15,020,000            14,475,525
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                               16,770,000            16,162,088
6.875% Sr. Nts., 1/15/13                                                                 11,900,000            11,468,625
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                              16,645,000            17,560,475
--------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3                       7,000,000             7,665,000
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                            3,900,000             4,046,250
--------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                   4,500,000             4,753,125
--------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                         19,900,000            20,646,250
8.75% Sr. Sub. Nts., 12/15/11                                                             2,500,000             2,615,625
--------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                              4,320,000             4,271,400
--------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                               6,400,000             6,624,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                1,500,000             1,515,000
--------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                        4,400,000             4,378,000


                      4 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                         $        11,979,000    $        9,643,095
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                          7,850,000             7,889,250
                                                                                                       -------------------
                                                                                                              425,945,947
--------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                        8,400,000             8,631,000
--------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                              8,995,000             9,860,769
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                    2,245,000             2,508,788
                                                                                                       -------------------
                                                                                                               21,000,557
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                  3,900,000             4,095,000
--------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                      2,000,000             2,032,500
--------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                  3,400,000             3,306,500
--------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                               6,800,000             7,140,000
--------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,4                                          700,000                98,000
--------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.999% Sr. Sec. Nts., 1/15/14 2                                  6,790,000             6,620,250
--------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                         2,200,000             2,216,500
                                                                                                       -------------------
                                                                                                               25,508,750
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                   4,190,000             4,514,725
--------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                12,051,000            13,045,208
--------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                        2,500,000             2,593,750
--------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                         4,120,000             4,068,500
                                                                                                       -------------------
                                                                                                               24,222,183
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                    6,225,000             6,427,313
8.125% Sr. Sub. Nts., 1/15/12                                                             4,000,000             4,180,000
                                                                                                       -------------------
                                                                                                               10,607,313
--------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                            7,127,000             7,264,972
--------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                         21,378,000            25,489,096
--------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                           8,200,000             8,292,250
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                              5,250,000             5,387,813
9.50% Sr. Sec. Nts., 2/15/11                                                              3,200,000             3,364,000
--------------------------------------------------------------------------------------------------------------------------
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                                                 4,580,000             4,798,475
                                                                                                       -------------------
                                                                                                               54,596,606
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                       2,000,000             1,990,000
8.625% Sr. Sub. Nts., 12/15/12                                                            6,900,000             7,314,000
--------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                            1,500,000             1,436,250
8.625% Sr. Nts., 5/1/09                                                                   4,200,000             4,194,750
8.875% Sr. Unsec. Nts., 3/15/11                                                             942,000               932,580
--------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                               5,600,000             4,900,000


                      5 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                             $         2,100,000    $        2,131,500
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                      2,240,000             2,284,800
8% Sr. Nts., Series B, 10/15/09                                                           2,800,000             2,940,000
                                                                                                       -------------------
                                                                                                               28,123,880
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                              4,450,000             4,372,125
--------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 3                                     2,435,000             2,672,413
--------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                               10,500,000             9,135,000
                                                                                                       -------------------
                                                                                                               16,179,538
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                5,150,000             5,214,375
--------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                  5,000,000             5,250,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                       4,435,000             4,645,663
--------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 1                                                                1,440,000             1,479,600
10.50% Sr. Sub. Nts., 11/15/16 1                                                          1,440,000             1,476,000
                                                                                                       -------------------
                                                                                                               18,065,638
--------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                     12,010,000            12,544,397
--------------------------------------------------------------------------------------------------------------------------
ENERGY--9.3%
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                              2,390,000             2,366,100
--------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                             4,900,000             5,145,000
--------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                            1,324,000             1,347,170
--------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                2,870,000             2,791,075
--------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14                                         3,840,000             4,089,600
--------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                          5,300,000             5,353,000
                                                                                                       -------------------
                                                                                                               21,091,945
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--8.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                          5,300,000             5,286,750
--------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                              2,390,000             2,467,675
--------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                         1,380,000             1,388,625
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                           6,500,000             6,467,500
6.875% Sr. Unsec. Nts., 1/15/16                                                          12,304,000            12,473,180
7.50% Sr. Nts., 6/15/14                                                                   3,000,000             3,131,250
--------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                990,000               918,225
--------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                 7,155,000             6,940,350
--------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                         2,410,000             2,506,400
--------------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                   7,200,000             7,920,000
7.875% Sr. Unsec. Nts., 6/15/12 1                                                        11,298,000            12,173,595
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                3,400,000             3,621,000
--------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            14,000,000            14,717,500
--------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                  4,800,000             4,908,000
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                     3,900,000             3,987,750
--------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                       2,600,000             2,606,500


                      6 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                   $         4,175,000    $        4,404,625
--------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                 3,350,000             3,366,750
6.875% Sr. Unsec. Nts., 12/15/13                                                            860,000               812,700
--------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                            10,400,000            10,452,000
--------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                               975,000               954,775
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           5,000,000             5,150,000
--------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                      1,800,000             1,728,000
7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                       2,360,000             2,407,200
--------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                      4,400,000             4,753,549
--------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                 7,195,000             7,069,088
--------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                             4,080,000             3,998,400
7.375% Sr. Sub. Nts., 7/15/13                                                             3,300,000             3,399,000
7.50% Sr. Sub. Nts., 5/15/16                                                              9,325,000             9,604,750
--------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 1                                                           6,815,000             6,780,925
7.50% Sr. Sec. Nts., 11/30/16 1                                                          13,635,000            13,600,913
--------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                       6,600,000             7,297,924
8% Sr. Unsub. Nts., 3/1/32                                                                4,200,000             4,928,704
8.875% Sr. Nts., 3/15/10                                                                  3,600,000             3,794,724
--------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                      2,760,000             2,649,600
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                      6,700,000             6,616,250
--------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                          4,785,000             4,844,813
--------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                           3,375,000             3,640,781
--------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                           6,600,000             7,234,504
--------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                            1,775,000             1,775,000
6.625% Sr. Unsec. Nts., 11/1/15                                                           1,775,000             1,770,563
--------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Unsec. Unsub. Nts., 4/15/16                                                     3,340,000             3,390,100
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                                 1,800,000             2,043,000
--------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                               4,600,000             4,634,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                        3,200,000             3,224,000
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                       2,800,000             2,926,000
8.75% Unsec. Nts., 3/15/32                                                                5,000,000             5,675,000
--------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                                1,600,000             1,592,000
                                                                                                       -------------------
                                                                                                              238,034,438
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.4%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 3                                                           3,880,000             3,957,600
9.235% Sr. Sec. Nts., 9/15/14 2,3                                                         3,880,000             3,947,900
--------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1            7,150,000             6,113,250


                      7 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                 $         2,670,000    $        2,790,150
8% Sr. Nts., 6/15/11                                                                      4,165,000             4,373,250
                                                                                                       -------------------
                                                                                                               21,182,150
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 6% Sec. Nts., 11/5/17 1,2                                   4,878,011             4,792,646
--------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                    656,000               683,880
                                                                                                       -------------------
                                                                                                                5,476,526
--------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                                        3,265,000             3,322,138
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 5                       1,700,000             1,496,000
--------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                      780,000               768,300
--------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15 1                                     4,860,000             4,689,900
--------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                  4,170,000             4,305,525
--------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                            1,550,000             1,596,500
10.121% Sr. Unsec. Nts., 5/1/10 2                                                         1,550,000             1,608,125
                                                                                                       -------------------
                                                                                                               14,464,350
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2                                               6,092,000             6,518,440
--------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Nts., 11/1/14 3                                      1,370,000             1,393,975
--------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                        8,400,000             8,326,500
6.75% Sr. Nts., Series Q, 6/1/16                                                          1,800,000             1,811,250
--------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                             2,915,000             3,024,313
                                                                                                       -------------------
                                                                                                               21,074,478
--------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.0%
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                             750,000               793,125
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.2%
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                            2,390,000             2,091,250
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                         2,200,000             2,299,000
--------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                       3,850,000             4,129,125
                                                                                                       -------------------
                                                                                                                6,428,125
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                      4,000,000             4,350,000
--------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                      5,200,000             5,148,000
--------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                           4,950,000             4,987,125
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                       6,960,000             7,134,000
--------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                              5,600,000             5,712,000
--------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                      2,400,000             2,514,000
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.25% Nts., 2/15/13                                                                         110,000                97,625
6.30% Sr. Unsec. Nts., 10/1/12                                                            1,900,000             1,743,250


                      8 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
6.375% Nts., 1/15/15                                                            $         2,550,000    $        2,167,500
8.75% Sr. Nts., 9/1/10                                                                    6,600,000             6,897,000
9.125% Sr. Sec. Nts., 11/15/14 3                                                          1,920,000             2,056,800
9.25% Sr. Sec. Nts., 11/15/16 3                                                           1,920,000             2,061,600
9.625% Sr. Sec. Nts., 11/15/16 3,7                                                        4,800,000             5,172,000
--------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 3                                             3,525,000             3,811,406
--------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                               100,000                99,250
6.875% Sr. Sub. Nts., 12/15/15                                                              575,000               570,688
--------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                          2,465,000             2,471,163
--------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                14,730,000            12,299,550
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                  6,180,000             5,685,600
7.375% Nts., 2/1/13                                                                         403,000               372,271
9.875% Sr. Nts., 7/1/14                                                                  10,475,000            10,710,688
--------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                           880,000               889,900
--------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12 1                                                             3,850,000             4,081,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                      3,850,000             4,273,500
--------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 5                    9,900,000             7,672,500
                                                                                                       -------------------
                                                                                                              102,978,416
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 1                      5,700,000             5,500,500
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.5%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                    4,800,000             4,812,000
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                     993,000             1,032,720
--------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 1                                                 2,400,000             2,470,320
--------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                   3,900,000             3,948,750
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                      1,700,000             1,721,250
7.625% Sr. Sub. Nts., 2/1/18                                                              1,710,000             1,769,850
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                             3,267,000             3,168,990
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                      2,400,000             2,358,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                           6,075,000             6,044,625
7.625% Sr. Sub. Nts., 6/15/12                                                             3,100,000             3,224,000
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                  3,301,000             3,556,828
11% Sr. Sub. Nts., 2/15/13                                                                2,792,000             3,074,690
                                                                                                       -------------------
                                                                                                               37,182,023
--------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 1,4                                               2,000,000                    --
13% Sr. Unsec. Nts., 2/1/09 1,4                                                          13,545,000                    --
                                                                                                       -------------------
                                                                                                                       --
--------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                  3,500,000             3,622,500
--------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                  2,150,000             2,214,500


                      9 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12         $         3,250,000   $         3,209,375
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                        3,733,000             3,984,978
--------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                        3,550,000             3,496,750
                                                                                                       -------------------
                                                                                                               16,528,103
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                   1,510,000             1,519,438
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                  18,850,000            18,850,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                    1,100,000             1,174,250
--------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,4                       4,000,000                    --
--------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                               5,600,000             5,404,000
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                       4,950,000             4,931,438
7.50% Sr. Nts., 5/1/11                                                                    2,700,000             2,794,500
--------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 3                                    3,380,000             3,523,650
--------------------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 3                                       695,000               729,750
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr.
Sec. Nts., Series B, 9/1/10                                                               6,350,000             6,508,750
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec.
Nts., 9/1/10                                                                              2,700,000             2,821,500
                                                                                                       -------------------
                                                                                                               48,257,276
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                            5,325,000             5,484,750
--------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                             4,200,000             4,473,000
--------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                              1,700,000             1,799,875
                                                                                                       -------------------
                                                                                                               11,757,625
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3                       5,960,000             5,483,200
--------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                       2,700,000             2,646,000
                                                                                                       -------------------
                                                                                                                8,129,200
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.4%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                            3,860,000             3,937,200
9.25% Sr. Nts., 8/1/11                                                                    3,900,000             4,148,625
--------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                           3,600,000             3,402,000
--------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                    3,965,000             4,054,213
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                  1,200,000             1,218,000
10.50% Sr. Sub. Nts., 8/1/12                                                              4,348,000             4,690,405
--------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 1                                    8,300,000             7,926,500
--------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                         4,500,000             4,443,750
--------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 3                                                                 6,250,000             4,968,750
10.50% Sr. Nts., 4/1/09                                                                     600,000               489,000
                                                                                                       -------------------
                                                                                                               39,278,443
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% Sr. Nts., 5/15/14                                                                  4,200,000             4,116,000


                      10 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
7.75% Sr. Nts., 5/15/16 3                                                       $         2,395,000    $        2,317,163
7.874% Sr. Nts., 5/15/14 2,3                                                                955,000               926,350
--------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                                   865,000               910,413
10.50% Sr. Sub. Nts., 1/1/16 3                                                            8,185,000             9,044,425
--------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                           4,800,000             4,866,000
--------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16 1                                                               650,000               620,750
7.50% Sr. Unsec. Nts., 11/1/13                                                            5,476,000             5,434,930
9.625% Sr. Nts., 12/1/12 1                                                                3,800,000             4,066,000
--------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 3                                       7,600,000             7,828,000
                                                                                                       -------------------
                                                                                                               40,130,031
--------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 3                                                 2,305,000             2,477,875
--------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                             2,540,000             2,673,350
--------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                     3,745,000             3,866,713
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                          24,200,000            23,867,250
                                                                                                       -------------------
                                                                                                               32,885,188
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                       3,152,000             3,325,360
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.8%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 1,7                                       1,488,000             1,714,920
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                   21,400,000            19,848,500
--------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 9.624% Sr. Nts., 7/15/11 2,3                                        2,332,000             2,469,005
--------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4                      8,625,000                    86
                                                                                                       -------------------
                                                                                                               24,032,511
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                                  4,850,000             4,874,250
6.80% Sr. Nts., 10/1/16                                                                   1,455,000             1,469,550
                                                                                                       -------------------
                                                                                                                6,343,800
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                             3,500,000             3,395,000
--------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 3                                                                  1,220,000             1,274,900
11.75% Sr. Sub. Nts., 8/1/16 3                                                            2,380,000             2,499,000
--------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                            3,195,000             2,955,375
8.125% Sr. Sub. Nts., 3/1/16                                                              1,675,000             1,628,938
--------------------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                             795,000               808,913
                                                                                                       -------------------
                                                                                                               12,562,126
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,4 [EUR]                          7,618,952                    --
--------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,4                          2,562,215                    --


                      11 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,4 [EUR]                                   4,250,000    $               --
                                                                                                       -------------------
                                                                                                                       --
--------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13                                                                                   6,680,000             7,114,200
--------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                              4,235,000             4,372,638
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                              1,800,000             1,845,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                       4,000,000             4,150,000
--------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                           2,230,000             2,352,650
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                     13,190,000            14,146,275
                                                                                                       -------------------
                                                                                                               33,980,763
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                              9,421,000             9,797,840
--------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                   9,300,000             8,590,875
9.25% Sr. Unsec. Nts., 6/1/16                                                             5,100,000             5,023,500
--------------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc., % Sr. Sec. Nts., 11/15/10 1,2                                     2,400,000             2,448,000
--------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.:
8.875% Sr. Nts., 12/15/14 3                                                               7,180,000             7,188,975
9.125% Sr. Nts., 12/15/14 3                                                              11,965,000            11,950,044
10.125% Sr. Sub. Nts., 12/15/16 3                                                         9,570,000             9,629,813
--------------------------------------------------------------------------------------------------------------------------
NXP BV, 7.875% Sr. Sec. Bonds, 10/15/14 3                                                 2,420,000             2,513,775
                                                                                                       -------------------
                                                                                                               57,142,822
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--9.5%
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                              8,727,000             9,686,970
--------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec.
Disc. Nts., Series B, 10/1/14 5                                                           6,200,000             5,363,000
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                             293,000               312,778
10.625% Sr. Unsec. Nts., 5/1/11                                                           8,400,000             8,988,000
--------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                        7,730,000             7,459,450
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.875% Sr. Unsec. Sub. Nts., 11/13/14 3                                                   1,365,000             1,382,063
8.375% Sr. Sub. Nts., 1/1/15 2,3                                                          1,800,000             1,795,500
--------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                         3,860,000             4,371,450
11.625% Sr. Unsec. Nts., 10/15/10                                                           190,000               208,525
--------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                           2,910,000             2,793,600
--------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                      1,710,000             1,744,200
--------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                       4,150,000             3,340,750
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                               7,280,000             7,589,400
8.25% Sr. Unsec. Nts., 9/15/16                                                            3,880,000             4,093,400
10.50% Sr. Sec. Nts., 6/1/13                                                              2,400,000             2,652,000
11.125% Sr. Sec. Nts., 7/15/12                                                            1,700,000             1,836,000


                      12 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Mosaic Global Holdings, Inc.:
7.375% Sr. Nts., 12/1/14 3                                                      $         1,915,000   $         1,974,844
7.625% Sr. Nts., 12/1/16 3                                                                1,915,000             1,993,994
--------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                             2,000,000             2,025,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                     1,385,000             1,481,950
--------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts.,
12/1/12                                                                                   1,000,000             1,057,500
                                                                                                       -------------------
                                                                                                               72,150,374
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                   12,185,000             8,590,425
--------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.7%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                      4,800,000             4,788,000
--------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                            4,310,000             4,493,175
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:                                                                                             0
8.50% Sr. Unsec. Nts., 10/15/12                                                             450,000                456,75
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                    17,300,000            17,559,500
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                   6,400,000             6,656,000
9.50% Sr. Sub. Nts., 8/15/13                                                              3,200,000             3,392,000
--------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                      1,250,000             1,181,250
8.25% Sr. Unsec. Nts., 10/1/12                                                            7,668,000             7,514,640
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                            5,300,000             5,644,500
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                900,000               929,250
8.25% Sr. Unsec. Nts., 5/15/13                                                            4,893,000             5,082,604
8.75% Sr. Sec. Nts., 11/15/12                                                             9,400,000            10,011,000
8.875% Sr. Sec. Nts., 2/15/09                                                             6,769,000             6,955,148
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 6,7                                           3,329,835             3,650,332
--------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                5,975,000             5,198,250
--------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                   1,240,000             1,221,400
9.75% Sr. Unsec. Nts., 2/1/11                                                             5,413,000             5,609,221
--------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                        1,490,000             1,683,700
--------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       11,500,000            11,183,750
                                                                                                       -------------------
                                                                                                              103,210,470
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                            4,093,000             4,144,163
7.875% Sr. Unsec. Nts., 2/15/09                                                           1,400,000             1,407,000
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                      6,000,000             6,112,500
--------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 1                  5,040,000             4,995,900
--------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,4                  1,247,000                    --
--------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                       1,700,000             1,829,625
--------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                             8,373,000             9,369,203
--------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                    3,646,000             3,983,255
--------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                         1,700,000             1,778,625
--------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 2,3                                                9,290,000             9,034,525


                      13 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                   $         3,000,000   $         3,093,750
--------------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                                        2,944,000             3,146,400
                                                                                                       -------------------
                                                                                                               48,894,946
--------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                   4,300,000             3,741,000
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                        2,500,000             2,387,500
8.85% Unsec. Bonds, 8/1/30                                                                2,600,000             2,145,000
--------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                           2,835,000             2,905,875
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                       2,000,000             2,120,000
--------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                             500,000               508,750
--------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                        4,000,000             3,940,000
--------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 1,7 [EUR]                                       1,838,618             2,536,276
--------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                       2,485,000             2,441,513
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                   4,400,000             4,191,000
--------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.121% Sr. Sec. Nts., 8/1/14 2,3                                                          2,775,000             2,830,500
11.375% Sr. Sub. Nts., 8/1/16 3                                                           2,775,000             2,927,625
                                                                                                       -------------------
                                                                                                               32,675,039
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.6%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 3                                   20,800,000            20,514,000
--------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 3                                         1,570,000             1,730,925
--------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                                                                 8,300,000             8,466,000
8.625% Sr. Nts., 1/15/15                                                                    325,000               339,625
--------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Nts., 11/1/14 3                                        8,375,000             8,584,375
--------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 3                              2,375,000             2,553,125
--------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 3                                                                    1,995,000             2,122,181
9% Sr. Unsec. Nts., 8/15/14                                                               6,500,000             6,898,125
--------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,4                                    8,000,000               360,000
--------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                         5,200,000             5,336,500
7.90% Unsec. Nts., 8/15/10                                                                3,143,000             3,288,364
--------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 2                                                                                 2,600,000             2,671,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                            4,645,000             4,946,925
8.875% Unsec. Unsub. Nts., 3/15/12 2                                                     18,900,000            21,144,375
--------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4                                              4,550,000                    --
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                13,650,000            14,656,688
--------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts.,
2/15/15                                                                                   2,490,000             2,692,313
--------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Nts., 10/15/14 3                                                                5,810,000             5,839,050
11% Sr. Sub. Nts., 10/15/16 3                                                             3,895,000             3,953,425


                      14 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 3                                                       $         3,500,000    $        3,806,250
8.625% Sr. Nts., 8/1/16 3                                                                12,900,000            14,190,000
--------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,4                                4,500,000                    --
                                                                                                       -------------------
                                                                                                              134,093,746
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.8%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12 1                                                                 4,200,000             4,452,525
11% Sr. Unsec. Nts., 7/31/10 1                                                              293,000               316,655
--------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                   8,890,000             9,445,625
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                          1,500,000             1,548,750
7.50% Sr. Nts., 5/1/12                                                                   10,050,000            10,452,000
--------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,4                           13,969,000                    --
--------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                12,500,000            13,531,250
--------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                              2,500,000             2,671,875
--------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Nts., 11/1/14 3                                  4,585,000             4,860,100
--------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                              3,140,000             3,324,475
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                  5,368,000             5,495,490
9.624% Sr. Unsec. Nts., 10/15/12 2                                                        1,470,000             1,506,750
--------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.124% Sr. Sec. Nts., 1/15/12 2                                       1,280,000             1,312,000
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                           21,580,000            22,149,949
--------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                            5,450,000             5,702,063
--------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                  4,300,000             4,375,250
7.50% Sec. Nts., 3/15/15                                                                  5,150,000             5,613,500
8% Sr. Sub. Nts., 12/15/12                                                                2,550,000             2,734,875
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                             17,243,000            17,803,398
9.875% Sr. Nts., 2/1/10                                                                   5,800,000             6,198,750
--------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                          6,400,000             6,944,000
--------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                              3,125,000             3,453,125
                                                                                                       -------------------
                                                                                                              133,892,405
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
AES Corp. (The), 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 1 [GBP]                            2,500,000             5,115,227
--------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
7.50% Sr. Unsec. Nts., 6/15/13                                                            2,360,000             2,478,000
7.75% Sr. Unsec. Nts., 6/15/16                                                            3,405,000             3,626,325
--------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                      20,400,000            22,236,000
--------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.:
6.75% Sr. Sec. Nts., 12/15/14                                                             3,800,000             3,733,500
9.25% Sr. Sec. Nts., 7/15/10                                                              2,293,000             2,419,115
9.50% Sr. Sec. Nts., 7/15/13                                                             11,560,000            12,455,900
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                  5,674,000             5,593,486
                                                                                                       -------------------
                                                                                                               57,657,553


                      15 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.4%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                            $         1,800,000    $        1,908,000
8.75% Sr. Sec. Nts., 5/15/13 3,8                                                          7,000,000             7,533,750
--------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                                  3,181,500             3,475,789
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                                  1,500,000             1,698,750
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                     6,899,000             6,933,495
8.375% Sr. Unsec. Nts., 5/1/16                                                            1,290,000             1,360,950
8.75% Sr. Nts., 2/15/12                                                                   2,161,000             2,301,465
--------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                            23,700,000            24,411,000
9.125% Sr. Unsec. Nts., 5/1/31                                                            5,100,000             5,431,500
--------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                   5,097,267             5,393,546
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                 12,000,000            12,060,000
7.375% Sr. Nts., 2/1/16                                                                  22,355,000            22,522,663
                                                                                                       -------------------
                                                                                                               95,030,908
--------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                              2,100,000             2,108,387
--------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                   2,293,000             2,376,121
7.75% Sr. Nts., 8/1/10                                                                    2,700,000             2,862,000
--------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                         2,630,000             2,588,041
                                                                                                       -------------------
                                                                                                                7,826,162
                                                                                                       -------------------
Total Corporate Bonds and Notes (Cost $2,520,525,938)                                                       2,544,870,044

                                                                                             SHARES
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,7                                    247,589                    --
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 3                                         5,757             1,101,746
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-
Vtg. 1,9                                                                                     43,000                    --
--------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,7,9                                       3,728                    --
--------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 1,7                                                                     1,701            12,670,240
9.75% Cv., Series AI 1,7,9                                                                        1                 5,215
--------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 1,7                                         13,135             2,718,945
--------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                         352                 1,320
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,7                                    2,098             2,627,745
--------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                             52,500             8,176,875
                                                                                                       -------------------
Total Preferred Stocks (Cost $34,928,014)                                                                      27,302,086
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.8%
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 9                                                                      129,675             4,834,284
--------------------------------------------------------------------------------------------------------------------------


                      16 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,9                                                                       45,938    $          689,070
--------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,9                                                        152,627                    --
--------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 9                                             19,200               830,400
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                      65,000             1,888,250
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               3,818               212,663
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 9                                                                           20,000               334,000
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 9                                                                       30,000             1,269,900
--------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 9                                                          264,454               364,947
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 9                                                        288,092             2,509,281
--------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                         1,941                83,909
--------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                               110,000             1,680,800
--------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                 10,000               618,900
--------------------------------------------------------------------------------------------------------------------------
Globix Corp. 9                                                                              126,146               548,735
--------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                          10,000               334,900
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 9                                                    248,132             1,133,963
--------------------------------------------------------------------------------------------------------------------------
Idearc, Inc. 9                                                                                1,286                36,844
--------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 9                                                                                 62,595             3,465,259
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 9                                                                      14,725               824,306
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 9                                                          30,768             1,829,773
--------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 9                                                             54,876             1,599,635
--------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 9                                                             55,652             1,558,256
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 9                                                          92,996             3,786,797
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    20,194             1,200,129
--------------------------------------------------------------------------------------------------------------------------
Materials Select Sector SPDR Trust                                                           35,000             1,220,800
--------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                         15,000               418,500
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                   271,778             6,859,677
--------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 9                                                                     24,828               457,828
--------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 9                                                                 24,373               622,730
--------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,9,10                                                                       782,458                 7,825
--------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,9                                                                   288,828                    --
--------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc. 9                                                                35,000             1,280,650
--------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 9                                                                     47,000             1,206,020
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,9                                                                 10,037               127,972
--------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 9                                                                     50,000               271,000
--------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                           50,000             1,164,000
--------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                            50,000               861,500
--------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,9                                                                     80,000                80,000
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 9                                                                       92,000             2,339,560
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                 25,732               958,260
--------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,9                                                            27,583                   138
--------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 9                                                             863,247             1,421,287
--------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,9                                                                          18,265                   183
--------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 9                                                                          37,470               161,121
                                                                                                       -------------------
Total Common Stocks (Cost $61,266,494)                                                                         51,094,052


                      17 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                              UNITS                 VALUE
--------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11  9                                                      5,630    $           41,314
--------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10  1,9                                                        5,300                    --
--------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07  1,9                                             5,650                    --
--------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08  1,9                                       7,450                    --
--------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08  1,9                                                    13,500                    --
--------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09  1,9                                                     1,445                    --
--------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10  1,9                                                            7,350                    --
--------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08  1,9                                     4,190                    --
--------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10  1,9                                                         10,000                    --
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10  9                                                 200,000                50,000
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08  9                                              16,297                   163
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 9                                                                74,961                52,473
Series B Wts., Exp. 1/16/10 9                                                                56,217                24,173
Series C Wts., Exp. 1/16/10 1,9                                                              56,217                12,368
--------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12  1,9                                            30,800                   308
                                                                                                       -------------------
Total Rights, Warrants and Certificates (Cost $860,761)                                                           180,799

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.4%
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.546%, 5/1/16 1,11  (Cost $10,689,293)              $        10,560,000            10,929,917

                                                                                             SHARES
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--3.8%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25% 10,12
(Cost $105,598,539)                                                                     105,598,539           105,598,539
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,738,747,646)                                              98.2%        2,741,207,250
--------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 1.8            50,756,602
                                                                                ------------------------------------------
Net Assets                                                                                    100.0%   $    2,791,963,852
                                                                                ==========================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro
GBP         British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2006 was $152,813,178, which represents 5.47% of the Fund's net assets, of which $7,825 is considered restricted. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $326,282,307 or 11.69% of the Fund's net assets as of December 31, 2006.

4. Issuer is in default. Non-income producing security. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Issue is in default. See accompanying Notes.

7. Interest or dividend is paid-in-kind, when applicable.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,313,938. See accompanying Notes.

9. Non-income producing security.


                      18 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

10. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES           GROSS                  GROSS               SHARES
                                          SEPTEMBER 30, 2006       ADDITIONS             REDUCTIONS    DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                                --     326,035,721            220,437,182          105,598,539
Prandium, Inc.                                       323,326         459,132  **                 --              782,458

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                                                          $   105,598,539    $       1,584,297
Prandium, Inc.                                                                                7,825                   --
                                                                                   --------------------------------------
                                                                                    $   105,606,364    $       1,584,297
                                                                                   ======================================

* The money market fund and the Fund are affiliated by having the same investment advisor.

** Received as a result of a merger with Oppenheimer High Yield Fund.

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

12. Rate shown is the 7-day yield as of December 31, 2006.

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated


                      19 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2006, securities with an aggregate market value of $23,341,358, representing 0.84% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of December 31, 2006, the Fund had no outstanding foreign currency contracts.


                      20 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                      UNREALIZED
                                    EXPIRATION       NUMBER OF         VALUATION AS OF              APPRECIATION
CONTRACT DESCRIPTION                     DATES       CONTRACTS       DECEMBER 31, 2006            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                        3/21/07           1,397        $    155,678,188             $ (1,908,533)
U.S. Treasury Nts., 2 yr.              3/30/07             971             198,114,344                 (588,439)
                                                                                           ----------------------
                                                                                                     (2,496,972)
                                                                                           ----------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 10 yr.             3/21/07           2,948             316,817,875                 2,890,851
                                                                                           ----------------------
                                                                                                   $     393,879
                                                                                           ======================

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee


                      21 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:

                                                                NOTIONAL      ANNUAL
                                                                  AMOUNT    INTEREST
                                                             RECEIVED BY   RATE PAID
                                                           THE FUND UPON      BY THE         TERMINATION         UNREALIZED
COUNTERPARTY             REFERENCED DEBT OBLIGATION         CREDIT EVENT        FUND               DATES       DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         Ford Motor Co.                 $     11,510,000        3.05 %          12/20/08       $     69,868
                         Ford Motor Co.                       14,375,000        3.30            12/20/08            267,007
                         Ford Motor Co.                        9,690,000        3.65            12/20/08            252,903
                         General Motors Corp.                 11,510,000        2.03            12/20/08             52,118
                         General Motors Corp.                  9,690,000        2.55            12/20/08            154,236
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP       General Motors Corp.                  9,690,000        2.70            12/20/08            182,060
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank                     Ford Motor Co.                        9,690,000        3.60            12/20/08            209,584
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                         Ford Motor Co.                        9,690,000        3.70            12/20/08            288,405
                         General Motors Corp.                 14,375,000        2.35            12/20/08            101,603
                         General Motors Corp.                  9,690,000        2.70            12/20/08            192,342
                                                                                                               -------------
                                                                                                               $  1,770,126
                                                                                                               =============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:


                      22 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                      ANNUAL
                                                            NOTIONAL AMOUNT    INTEREST RATE
                                                           PAID BY THE FUND      RECEIVED BY       TERMINATION        UNREALIZED
COUNTERPARTY               REFERENCED DEBT OBLIGATION     UPON CREDIT EVENT         THE FUND             DATES      APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Ford Motor Co.                 $      14,385,000             5.80 %        12/20/16     $      80,313
                           Ford Motor Co.                        17,975,000             5.85          12/20/16           165,207
                           Ford Motor Co.                        12,110,000             6.00          12/20/16           224,739
                           General Motors Corp.                  11,510,000             4.68          12/20/16            44,878
                           General Motors Corp.                   9,690,000             4.75          12/20/16           141,748
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP         General Motors Corp.                   9,690,000             4.95          12/20/16           236,013
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank                       Ford Motor Co.                        12,110,000             6.00          12/20/16           201,989
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                           Ford Motor Co.                        12,110,000             6.15          12/20/16           216,188
                           General Motors Corp.                  14,375,000             4.75          12/20/16           112,290
                           General Motors Corp.                   9,690,000             4.90          12/20/16           315,358
                                                                                                                   --------------
                                                                                                                   $   1,738,723
                                                                                                                   ==============

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                               ACQUISITION                      VALUATION AS OF       UNREALIZED
SECURITY                             DATES            COST    DECEMBER 31, 2006     DEPRECIATION
-------------------------------------------------------------------------------------------------
Prandium, Inc.             3/18/99-7/18/02    $  9,203,300    $           7,825    $   9,195,475

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The


                      23 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $  2,741,538,017
Federal tax cost of other investments                       36,580,777
                                                      -----------------
Total federal tax cost                                $  2,778,118,794
                                                      =================

Gross unrealized appreciation                         $    119,072,124
Gross unrealized depreciation                             (119,040,416)
                                                      -----------------
Net unrealized appreciation                           $         31,708
                                                      =================


                      24 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007